Related parties (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 21,225,000		$ 24,821,000
Share-based compensation	12,034,000		12,796,000
Post-employment benefits	5,542,000		4,323,000
Termination benefits	272,000		860,000
Total compensation	39,073,000		42,800,000
Dividends from equity-accounted investee	$ 14,079,000		0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Description of any retirement benefit plan termination terms	Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs	Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs
Inkai [Member]
Disclosure of transactions between related parties [line items]
Loan facilities					$ 175,000,000
Interest rate basis	LIBOR plus 2%	LIBOR plus 2%
Interest income	$ 1,878,000		5,603,000
Loan oustanding	0		124,533,000		$ 0	$ 91,320,000
Purchases	112,861,000	$ 84,827,000	94,063,000	$ 72,007,000
Dividends from equity-accounted investee	$ 14,079,000	$ 10,635,000	$ 0	$ 0